o BT INSTITUTIONAL FUNDS o

                              EQUITY 500 INDEX FUND

                                  ANNUAL REPORT
                                  DECEMBER 1998

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EQUITY 500 INDEX FUND
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              LETTER TO SHAREHOLDERS.......................................... 3

              EQUITY 500 INDEX FUND
                Statement of Assets and Liabilities........................... 5
                Statement of Operations ...................................... 5
                Statements of Changes in Net Assets .......................... 6
                Financial Highlights.......................................... 7
                Notes to Financial Statements................................. 8
                Report of Independent Accountants............................. 9
                Tax Information .............................................. 9

              EQUITY 500 INDEX PORTFOLIO
                Statement of Net Assets.......................................10
                Statement of Operations.......................................15
                Statements of Changes in Net Assets...........................16
                Financial Highlights..........................................16
                Notes to Financial Statements ................................17
                Report of Independent Accountants ............................19

                                  -----------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                  -----------

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EQUITY 500 INDEX FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the BT Institutional Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Despite volatility throughout the year in Asia, Latin America, Russia and here at home, the U.S. equity market indices continued to push on, with the S&P 500 Index gain of 28.58% outperforming the well-publicized Dow Jones Industrial Average gain of 18.17% for the twelve months ending December 31, 1998. This fourth consecutive year of double-digit gains in the major U.S. stock indices was helped by an exuberant, low inflation economy, an easier monetary policy, and a safe-haven status amongst a sea of global turmoil.

EQUITY INDICES CLIMBED THROUGH THE FIRST HALF OF THE YEAR EVEN AS VOLATILITY INCREASED. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998. The Index continued to reach higher through most of April, when, towards the end of the month, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. Stronger than anticipated economic numbers supported a quick rebound, and a similar roller coaster ride was replayed from May through June.

ALL MAJOR U.S. EQUITY INDICES POSTED NEGATIVE RETURNS FOR THE THIRD QUARTER, AS STOCKS TUMBLED ON BOTH DOMESTIC AND INTERNATIONAL NEWS. Lower corporate profits, expectations of slower growth in the second half, and the General Motors strike contributed to a July sell off. In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. In fact, the August S&P 500 Index return was one of the ten worst since the Index's inception. September began with tremendous gains. The market had recovered more than half of August's losses toward the end of September, when it tumbled again, having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead.

FOURTH QUARTER RETURNS, THE STRONGEST IN SOME TWENTY YEARS FOR MOST MAJOR U.S. LARGE CAP EQUITY INDICES, MARKED AN EXPLOSIVE FINISH TO A VOLATILE YEAR. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Such growth is evidenced by the addition of America Online Inc. and Compuware Corp. to the S&P 500 Index, replacing Venator Group Inc. and SunAmerica Inc., the latter of which was acquired by index component, American International Group Inc. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.

 Ten Largest Stock Holdings
 Microsoft Corporation           Merck & Co., Inc.
 General Electric Co.            International Business Machines Corp.
 Intel Corp.                     Coca-Cola Co.
 Wal-Mart Stores, Inc.           Pfizer, Inc.
 Exxon Corp.                     Cisco Systems, Inc.


OVERALL, LARGE CAPITALIZATION STOCKS SIGNIFICANTLY OUTPERFORMED SMALL AND MID CAP STOCKS FOR THE ANNUAL PERIOD, AND WITHIN THE LARGE CAP SECTOR, GROWTH STOCKS OUTPERFORMED VALUE STOCKS. Top performing sectors for the year included technology, communication services, and health care. The weakest performing sectors included energy, transportation, and basic materials. There were 48 changes to the S&P 500 Index during the year, over 75% of which were due to mergers and acquisitions. These additions and deletions represent 7.81% turnover for the year, which was higher than in 1997.

INVESTMENT REVIEW
It is well worth noting that the Fund is ranked 8th out of 94 funds for the one year period ended December 31, 1998 in the Lipper Analytical S&P 500 Index Objective4. The Fund has earned a five-star rating from Morningstar based on its overall performance as of December 31, 1998 out of 2,802 domestic equity funds.1

                                  CUMULATIVE TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
  PERIODS ENDED             Past 1     Past 3      Past 5      Since      Past 1    Past 3     Past 5       Since
  DECEMBER 31, 1998          year       years       years     inception    year      years      years     inception
---------------------------------------------------------------------------------------------------------------------------
  BT Institutional Equity
   500 Index Fund
   (inception 12/31/92)2       28.72%    110.56%     193.74%     222.65%     28.72%     28.17%     24.05%    21.56%
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index3               28.58%    111.85%     194.91%     223.53%     28.58%     28.23%     24.06%    21.61%
---------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500
   Index Average4              28.05%    108.12%     188.02%     215.73%     28.05%     27.67%     23.56%    21.12%

1 Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 1998. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 5 stars for the 3- and 5-year periods and was rated among 2,802 and 1,702 domestic equity funds, respectively.
  The top 10% of funds in a rating universe receive 5 stars.
2 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
3 The S&P 500 is an index of common stocks in industry, transportation, financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. For the 5-year period ended December 31, 1998 the Fund ranked second out of 39 funds in the Lipper Analytical S&P 500 Index Objective. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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EQUITY 500 INDEX FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                        By Sector as of December 31, 1998
                     (PERCENTAGES ARE BASED ON MARKET VALUE)
[PIECHART]

Consumer Durables 7%

Other 3%

Retail Trade 6%

Energy 5%

Business Equipment & Service 9%

Utilities 11%

Health Care 11%

Chemicals 2%

Consumer Non-Durables 23%

Finance & Building 17%

Capital Goods 6%


MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Given that we see strong, positive economic signs in the months ahead, this bodes well for the U.S. equity markets. More specifically, we anticipate:
o GDP growth of around 2.5% in 1999
o Low inflation
o Consumer fundamentals remaining extremely favorable, and
o Low interest rates, with Federal Reserve Board policy likely on hold in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.

It is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.
                                /s/ Frank Salerno
                                -----------------
                                  Frank Salerno
               Portfolio Manager of the Equity 500 Index Portfolio
                                December 31, 1998

PERFORMANCE COMPARISON

Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

                                  Total Return
                             Ended December 31, 1998

                                  [LINE CHART]
                                      Equity 500 Index Fund - $32,265
                                      S&P 500 Index - $32,353

                                                     12/92 10000 10000
                                                     6/93  10491 10487
                                                     12/93 10984 11008
                                                     6/94  10615 10635
                                                     12/94 11137 11153
                                                     6/95  13388 13408
                                                     12/95 15323 15344
                                                     6/96  16854 16894
                                                     12/96 18809 18867
                                                     6/97  22669 22757
                                                     12/97 25060 25162
                                                     6/98  29479 29619
                                                     12/98 32265 32353

      Total Return
  Ended December 31, 1998
   One    Three    Since
  Year    Year    12/31/92*
 28.72%  110.56%  21.56%**

* The Fund's inception date.
**Annualized.
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index. The Index return does not reflect expenses, which have been deducted from the Fund's return.

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EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
   Investment in Equity 500 Index Portfolio, at Value .............................................   $2,243,377,555
   Receivable for Shares of Beneficial Interest Subscribed ........................................       45,978,934
   Prepaid Expenses and Other .....................................................................          299,859
                                                                                                      --------------
Total Assets ......................................................................................    2,289,656,348
                                                                                                      --------------
LIABILITIES
   Due to Bankers Trust ...........................................................................           78,861
   Payable for Shares ofBeneficial Interest Redeemed ..............................................          484,381
   AccruedExpenses ................................................................................          123,247
                                                                                                      --------------
Total Liabilities .................................................................................          686,489
                                                                                                      --------------
NET ASSETS ........................................................................................   $2,288,969,859
                                                                                                      ==============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) ...................................................................       14,605,938
                                                                                                      ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding)   $       156.72
                                                                                                      ==============

COMPOSITION OF NET ASSETS
   Paid-in Capital ................................................................................   $1,207,527,453
   Undistributed Net Investment Income ............................................................           41,821
   Accumulated Net Realized Loss from Investment and Futures Transactions .........................       12,145,965
   Net Unrealized Appreciation on Investment and Futures Contracts ................................    1,069,254,620
                                                                                                      --------------
NET ASSETS ........................................................................................   $2,288,969,859
                                                                                                      ==============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income allocated from Equity 500 Index Portfolio, net ................................   $  27,758,599
                                                                                            -------------
EXPENSES
   Administration and Services Fees .....................................................         925,959
   Registration Fees ....................................................................          98,472
   Printing and Shareholder Reports .....................................................          40,941
   Professional Fees ....................................................................          23,603
   Trustees Fees ........................................................................           4,042
   Miscellaneous ........................................................................          15,401
                                                                                            -------------
   Total Expenses .......................................................................       1,108,418
   Less: Expenses absorbed by Bankers Trust .............................................        (738,034)
                                                                                            -------------
     Net Expenses .......................................................................         370,384
                                                                                            -------------
NET INVESTMENT INCOME ...................................................................      27,388,215
                                                                                            -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions .......................................      15,945,720
   Net Realized Gain from Futures Transactions ..........................................         865,668
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts     411,132,012
                                                                                            -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FUTURES CONTRACTS ....................     427,943,400
                                                                                            -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................................   $ 455,331,615
                                                                                            =============

                       See Notes to Financial Statements.

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EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 FOR THE            FOR THE
                                                                                YEAR ENDED         YEAR ENDED
                                                                             DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                            ------------------ ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ................................................   $    27,388,215    $    25,225,612
   Net Realized Gain from Investment and Futures Transactions ...........        16,811,388         56,937,428
   Net Change in Unrealized Appreciation/Depreciation
     on Investment and Futures Contracts ................................       411,132,012        320,994,461
                                                                            ---------------    ---------------
Net Increase in Net Assets from Operations ..............................       455,331,615        403,157,501
                                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ................................................       (27,346,394)       (24,799,388)
   Net Realized Gain from Investment and Futures Transactions ...........       (36,598,002)       (63,388,199)
                                                                            ---------------    ---------------
Total Distributions .....................................................       (63,944,396)       (88,187,587)
                                                                            ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares ........................................       978,369,557        617,751,498
   Dividend Reinvestments ...............................................        53,642,775         77,733,417
   Cost of Shares Redeemed ..............................................      (656,076,536)      (707,263,363)
                                                                            ---------------    ---------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
    Interest ............................................................       375,935,796        (11,778,448)
                                                                            ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ............................................       767,323,015        303,191,466
NET ASSETS
Beginning of Year .......................................................     1,521,646,844      1,218,455,378
                                                                            ---------------    ---------------
End of Year (including undistributed net investment income of $468,045 and $426,224 for the years ended December 31, 1998 and 1997,
   respectively) ........................................................   $ 2,288,969,859    $ 1,521,646,844
                                                                            ===============    ===============

                       See Notes to Financial Statements.

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EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the BT Institutional Equity 500 Index Fund.

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------------------
                                                        1998             1997              1996             1995           1994
                                                      --------         --------          --------         --------       --------
PER SHARE OPERATING PERFORMANCE:1
NET ASSET VALUE, BEGINNING OF YEAR ..............   $      125.63     $      100.08     $       83.82     $     62.64   $     64.08
                                                    -------------     -------------     -------------     -----------   -----------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ........................            2.05              2.04              1.98            1.80          1.68
   Net Realized and Unrealized Gain (Loss) on
      Investments and Futures Transactions ......           33.70             30.88             16.92           21.54         (0.78)
                                                    -------------     -------------     -------------     -----------   -----------
Total from Investment Operations ................           35.75             32.92             18.90           23.34          0.90
                                                    -------------     -------------     -------------     -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ........................           (2.05)            (2.01)            (1.98)          (1.80)        (1.68)
   Net Realized Gain from Investments and Futures
      Transactions ..............................           (2.61)            (5.36)            (0.66)          (0.36)        (0.66)
                                                    -------------     -------------     -------------     -----------   -----------
Total Distributions .............................           (4.66)            (7.37)            (2.64)          (2.16)        (2.34)
                                                    -------------     -------------     -------------     -----------   -----------
NET ASSET VALUE, END OF YEAR ....................   $      156.72     $      125.63     $      100.08     $     83.82   $     62.64
                                                    =============     =============     =============     ===========   ===========
TOTAL INVESTMENT RETURN .........................           28.72%            33.23%            22.75%          37.59%         1.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) ............................   $   2,288,970     $   1,521,647     $   1,218,455     $   800,551   $   371,216
   Ratios to Average Net Assets:
      Net Investment Income .....................            1.48%             1.74%             2.20%           2.52%         2.84%
      Expenses, including expenses
        of the Equity 500 Index Portfolio .......            0.10%             0.10%             0.10%           0.10%         0.10%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust ........................            0.07%             0.11%             0.11%           0.13%         0.13%

-------------------
1 Per share amounts for the years ended December 31, 1994 through December
  31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1998, the Fund's investment was 43.15% of the Portfolio.

The financial statements of the Portfolio, including a list of investments held, are contained elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

B. VALUATION
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the basis of identified cost.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to .02% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .10% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                      For the Year Ended            For the Year Ended
                       December 31, 1998             December 31, 1997
                ------------------------------------------------------------
                  Shares       Amount            Shares            Amount
                 -------      -------            -------        ------------
Sold ........    6,799,218    $978,369,557      22,496,683     $ 617,751,498
Reinvested ..      361,789      53,642,775       1,056,216        77,733,417
Redeemed ....   (4,667,456)   (656,076,536)    (29,143,677)     (707,263,363)
Reverse stock
  split* ....           --              --     (55,345,788)               --
                ----------   -------------   -------------     -------------
Net Increase/
 (Decrease)..    2,493,551    $375,935,796     (60,936,566)    $ (11,778,448)
                ==========   =============   =============     =============

* The Board of Trustees approved a 1:6 reverse stock split effective September 4, 1997.

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EQUITY 500 INDEX PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of BT Institutional Mutual Funds and Shareholders of Equity 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Tax Year Ended December 31, 1998
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $36,598,002 from long-term capital gains, all of which was taxed at the 20% capital gains rate.

Of the ordinary distributions made during the fiscal year ended December 31, 1998, 100% qualifies for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                            Value
 ------              -----------                            -----
           COMMON STOCKS - 99.0%
    193,200   3Com Corporation * .....................   $ 8,657,775
    785,044   Abbott Laboratories ....................    38,467,156
     33,800   Adobe Systems Inc. .....................     1,580,150
     15,968   Adolph Coors Company - Class B .........       901,194
     68,941   Advanced Micro Devices, Inc.* ..........     1,994,980
     12,527   Aeroquip-Vickers, Inc. .................       375,027
     87,100   AES Corporation * ......................     4,126,362
     80,059   Aetna, Inc. ............................     6,294,639
    118,608   Air Products & Chemical, Inc. ..........     4,744,320
    288,935   Airtouch Communications, Inc.* .........    20,839,437
      8,998   Alberto-Culver Co. - Class B ...........       240,134
    130,902   Albertson's, Inc. ......................     8,336,821
    113,636   Alcan Aluminum Ltd. ....................     3,075,274
     85,969   Allegheny Teledyne, Inc. ...............     1,756,991
     37,701   Allergan, Inc. .........................     2,441,140
    284,512   Allied-Signal, Inc. ....................    12,607,438
    430,698   Allstate Corp. .........................    16,635,710
    144,200   Alltel Corp. ...........................     8,624,962
     96,300   Aluminum Company of America ............     7,180,369
     51,934   ALZA Corporation* ......................     2,713,551
     50,993   Amerada Hess Corp. .....................     2,536,902
     61,220   Ameren Corporation .....................     2,613,329
    221,400   America Online, Inc.* ..................    35,424,000
     85,010   American Electric Power Co. ............     4,000,783
    233,216   American Express Co. ...................    23,846,336
    132,737   American General Corp. .................    10,353,486
     38,114   American Greetings Corp. - Class A .....     1,565,056
    681,792   American Home Products Corp. ...........    38,393,412
    540,600   American International Group, Inc. .....    52,235,475
    145,536   American Stores Company ................     5,375,736
    568,204   Ameritech Corp. ........................    36,009,928
    131,240   Amgen, Inc.* ...........................    13,722,782
     11,604   Amoco Corp. ............................       700,592
    107,392   AMP, Inc. ..............................     5,591,096
    101,604   AMR Corporation ........................     6,032,737
     54,100   Anadarko Petroleum Corp. ...............     1,670,337
     41,176   Andrew Corporation* ....................       679,404
    252,180   Anheuser-Busch Companies, Inc. .........    16,549,312
     96,550   AON Corp. ..............................     5,346,456
     44,400   Apache Corp. ...........................     1,123,875
     78,642   Apple Computer, Inc. ...................     3,219,407
    187,500   Applied Materials, Inc.* ...............     8,003,906
    297,447   Archer-Daniels-Midland Co. .............     5,112,370
     24,583   Armstrong World Industries Inc. ........     1,482,662
     20,449   Asarco, Inc. ...........................       308,013
    117,300   Ascend Communications, Inc.* ...........     7,712,475
     29,687   Ashland, Inc. ..........................     1,436,109
    348,322   Associates First Capital Corp. - Class A    14,760,145
    917,506   AT&T Corp. .............................    69,042,326
    175,250   Atlantic Richfield Co. .................    11,435,062
     35,514   Autodesk, Inc. .........................     1,516,004
    149,912   Automatic Data Processing, Inc. ........    12,021,068
     80,600   AutoZone, Inc.* ........................     2,654,762
     48,830   Avery Dennison Corp. ...................     2,200,402
    140,756   Avon Products, Inc. ....................     6,228,453
    172,013   Baker Hughes, Inc. .....................     3,042,480
      7,954   Ball Corp. .............................   $   363,895
     60,725   Baltimore Gas & Electric Co. ...........     1,874,884
    620,380   Banc One Corp. .........................    31,678,154
    391,800   Bank of New York Company, Inc. .........    15,769,950
    907,657   Bankamerica Corp. ......................    54,572,877
    164,434   BankBoston Corp. .......................     6,402,649
    207,700   Barrick Gold Corp. .....................     4,050,150
     59,100   Battle Mountain Gold Co. ...............       243,787
     24,923   Bausch & Lomb, Inc. ....................     1,495,380
    159,763   Baxter International, Inc. .............    10,274,758
    129,700   BB&T Corp. .............................     5,228,531
     65,100   Bear Stearns Companies, Inc. ...........     2,433,112
    135,664   Becton, Dickinson & Co. ................     5,791,157
    820,436   Bell Atlantic Corp. ....................    46,611,020
  1,010,664   BellSouth Corp. ........................    50,406,867
     16,031   Bemis Company, Inc. ....................       608,176
          6   Berkshire Hathaway, Inc. - Class A * ...       465,368
    153,060   Bestfoods ..............................     8,150,445
     57,449   Bethlehem Steel Corp. * ................       481,135
     61,250   Biomet, Inc.* ..........................     2,465,312
     50,771   Black & Decker Corp. ...................     2,846,349
    106,000   BMC Software, Inc.* ....................     4,723,625
    524,346   Boeing Co. .............................    17,106,788
     24,603   Boise Cascade Corp. ....................       762,693
    198,000   Boston Scientific Corporation * ........     5,308,875
     12,182   Briggs & Stratton Corp. ................       607,577
    511,978   Bristol-Myers Squibb Co. ...............    68,509,056
     18,019   Brown-Forman, Inc. - Class B ...........     1,363,813
    106,535   Browning-Ferris Industries, Inc. .......     3,029,589
     47,442   Brunswick Corp. ........................     1,174,189
    242,386   Burlington Northern Santa Fe Corp. .....     8,180,527
     99,639   Burlington Resources, Inc. .............     3,568,322
     30,877   C. R. Bard, Inc. .......................     1,528,411
     69,900   Cabletron Systems, Inc.* ...............       585,412
    236,054   Campbell Soup Company ..................    12,982,970
     33,800   Capital One Financial Corp. ............     3,887,000
    100,997   Cardinal Health, Inc. ..................     7,663,147
    282,000   Carnival Corporation - Class A .........    13,536,000
     61,128   Carolina Power & Light Co. .............     2,876,836
    41,900   Case Corp. ..............................       913,944
   185,564   Caterpillar, Inc. .......................     8,535,944
   378,210   CBS Corp. ...............................    12,386,377
   449,634   Cendant Corporation* ....................     8,571,148
    41,080   Centex Corp. ............................     1,851,167
   126,930   Central & South West Corp................     3,482,642
    32,402   Ceridian Corporation ....................     2,262,065
    56,428   Champion International Corp..............     2,285,334
   196,750   Charles Schwab Corporation ..............    11,054,891
   446,264   Chase Manhattan Corp. ...................    30,373,843
   337,466   Chevron Corp. ...........................    27,988,586
    84,272   Chubb Corporation .......................     5,467,146
   106,799   CIGNA Corp. .............................     8,256,898
    74,700   Cincinnati Financial Corp. ..............     2,735,887
    62,822   Cinergy Corp. ...........................     2,159,506
    56,646   Circuit City Stores, Inc. ...............     2,828,760
   812,925   Cisco Systems, Inc.* ....................    75,449,602
 1,184,983   Citigroup ...............................    58,656,658

                       See Notes to Financial Statements.
                                       10

STATEMENT OF NET ASSETS DECEMBER 31, 1998

 Shares              Description                             Value
 ------              -----------                             -----

    130,400   Clear Channel Communications, Inc.* .....   $ 7,106,800
     56,704   Clorox Company ..........................     6,623,736
    111,432   Coastal Corp. ...........................     3,893,155
  1,275,122   Coca-Cola Co. ...........................    85,273,784
    217,000   Coca-Cola Enterprises, Inc. .............     7,757,750
    160,002   Colgate-Palmolive Co. ...................    14,860,186
     37,802   Columbia Energy Group ...................     2,183,065
    339,822   Columbia/HCA Healthcare Corporation .....     8,410,594
    178,862   Comcast Corporation - Special Class A ...    10,496,964
     80,760   Comerica, Inc. ..........................     5,506,822
    874,784   Compaq Computer Corp. ...................    36,686,254
    282,175   Computer Associates International, Inc. .    12,027,709
     91,072   Computer Sciences Corp.* ................     5,868,452
     85,500   Compuware Corporation* ..................     6,679,688
    255,432   ConAgra, Inc. ...........................     8,046,108
    167,468   Conseco, Inc. ...........................     5,118,241
    129,336   Consolidated Edison, Inc. ...............     6,838,641
     54,705   Consolidated Natural Gas Co. ............     2,954,070
     57,900   Consolidated Stores Corporation* ........     1,168,856
     53,548   Cooper Industries, Inc. .................     2,553,570
     35,851   Cooper Tire & Rubber Co. ................       732,705
    121,214   Corning Incorporated ....................     5,454,630
    117,799   Costco Companies, Inc. * ................     8,503,615
     72,200   Countrywide Credit Industries, Inc. .....     3,623,537
     30,449   Crane Co. ...............................       919,179
     71,950   Crown Cork & Seal Co., Inc. .............     2,216,959
    121,332   CSX Corp. ...............................     5,035,278
     18,934   Cummins Engine Co., Inc. ................       672,157
    190,338   CVS Corporation .........................    10,468,590
     44,694   Cyprus Amax Minerals Company ............       446,940
     87,947   Dana Corp. ..............................     3,594,834
     65,400   Danaher Corporation .....................     3,552,037
     63,719   Darden Restaurants, Inc. ................     1,146,942
     21,345   Data General Corp.* .....................       350,858
    227,416   Dayton Hudson Corp. .....................    12,337,318
    123,323   Deere & Co. .............................     4,085,074
    658,400   Dell Computer Corporation* ..............    48,186,650
     74,698   Delta Air Lines, Inc. ...................     3,884,296
     43,591   Deluxe Corp. ............................     1,593,796
     57,497   Dillard Department Stores, Inc. - Class A     1,631,477
    109,925   Dollar General Corp. ....................     2,596,978
    110,906   Dominion Resources, Inc. ................     5,184,855
    110,008   Dover Corporation .......................     4,029,043
    114,476   Dow Chemical Co. ........................    10,410,161
     41,172   Dow Jones & Co., Inc. ...................     1,981,402
     73,676   DTE Energy Co. ..........................     3,158,858
    183,595   Duke Power Co. ..........................    11,761,555
     76,879   Dun & Bradstreet Corp. ..................     2,426,493
    584,092   Du Pont (E.I.) de Nemours & Co. .........    30,993,382
      9,242   Eastern Enterprises .....................       404,337
     35,081   Eastman Chemical Co. ....................     1,569,875
    160,126   Eastman Kodak Co. .......................    11,529,072
     39,582   Eaton Corp. .............................     2,797,953
     46,600   Ecolab, Inc. ............................     1,686,337
    207,170   Edison International, Inc. ..............     5,774,864
     30,825   EG & G, Inc. ............................       857,320
    257,800   Electronic Data Systems Corporation .....    12,954,450
    572,440   Eli Lilly & Co. .........................   $50,875,605
    264,700   EMC Corporation * .......................    22,499,500
    226,600   Emerson Electric Co. ....................    14,176,663
     63,608   Engelhard Corp. .........................     1,240,356
    173,166   Enron Corp. .............................     9,881,285
    141,907   Entergy Corp. ...........................     4,416,855
     68,100   Equifax Inc. ............................     2,328,169
  1,257,634   Exxon Corp. .............................    91,964,486
    520,614   Fannie Mae ..............................    38,525,436
     80,855   FDX Corporation* ........................     7,196,095
    361,814   Freddie Mac .............................    23,314,390
    110,800   Federated Department Stores, Inc.* ......     4,826,725
    146,467   Fifth Third Bancorp .....................    10,444,928
    228,500   First Data Corp. ........................     7,240,594
    512,493   First Union Corp. .......................    31,165,981
     77,500   Firstar Corporation .....................     7,207,500
    116,984   FirstEnergy Corp. .......................     3,809,291
    289,188   Fleet Financial Group, Inc. .............    12,923,089
     33,306   Fleetwood Enterprises, Inc. .............     1,157,383
     37,881   Fluor Corporation .......................     1,612,310
     17,750   FMC Corporation* ........................       994,000
    589,244   Ford Motor Co. ..........................    34,581,257
    113,635   Fort James Corp. ........................     4,545,400
     86,174   Fortune Brands, Inc. ....................     2,725,253
     25,938   Foster Wheeler Corp. ....................       342,057
     92,094   FPL Group, Inc. .........................     5,675,293
    133,020   Franklin Resources, Inc. ................     4,256,640
     72,200   Fred Meyer, Inc.* .......................     4,350,050
     59,900   Freeport-McMoRan Copper &
              Gold, Inc. - Class B ....................       625,206
    102,400   Frontier Corp. ..........................     3,481,600
     30,800   Fruit of the Loom, Inc. - Class A * .....       425,425
    145,692   Gannett Company, Inc. ...................     9,642,989
    303,266   The Gap, Inc. ...........................    17,058,713
     76,400   Gateway 2000, Inc. * ....................     3,910,725
     65,544   General Dynamics Corp. ..................     3,842,517
  1,695,044   General Electric Co. ....................   173,000,428
     77,300   General Instrument Corporation * ........     2,623,369
     77,919   General Mills, Inc. .....................     6,058,202
    338,484   General Motors Corp. ....................    24,222,761
     91,426   Genuine Parts Co. .......................     3,057,057
     54,201   Georgia-Pacific Corp. ...................     3,174,146
    568,116   Gillette Co. ............................    27,447,104
     20,017   Golden West Financial Corp. .............     1,835,309
     46,452   Goodrich (B.F.) Co. .....................     1,666,465
     80,636   Goodyear Tire & Rubber Co. ..............     4,067,078
     57,600   GPU, Inc. ...............................     2,545,200
     17,025   Great Atlantic & Pacific Tea Co., Inc. .        504,366
     26,396   Great Lakes Chemical Corp. ..............     1,055,840
    500,636   GTE Corp. ...............................    33,761,640
     76,700   Guidant Corp. ...........................     8,456,175
     56,735   H & R Block, Inc. .......................     2,553,075
    231,862   Halliburton Company .....................     6,868,912
     27,139   Harcourt General, Inc. ..................     1,443,456
     19,822   Harnischfeger Industries, Inc. ..........       201,937
     46,915   Harrah's Entertainment, Inc. * ..........       735,979
     41,342   Harris Corp. ............................     1,514,151

                       See Notes to Financial Statements.
                                       11

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                               Value
 ------              -----------                               -----

     125,646   Hartford Financial Services Group, Inc.    $  6,894,824
      68,647   Hasbro, Inc. ...........................      2,479,873
     262,900   HBO & Co. ..............................      7,541,944
      53,000   HCR Manor Care, Inc. * .................      1,556,875
     236,000   HEALTHSOUTH Corporation ................      3,643,250
     190,175   H.J. Heinz Co. .........................     10,768,659
      28,016   Helmerich and Payne ....................        542,810
      52,814   Hercules, Inc. .........................      1,445,783
      50,594   Hershey Foods Corp. ....................      3,146,314
     536,440   Hewlett-Packard Co. ....................     36,645,558
     134,441   Hilton Hotels Corp. ....................      2,571,184
     753,652   Home Depot, Inc. .......................     46,114,082
     134,043   Homestake Mining Co. ...................      1,231,520
      64,919   Honeywell, Inc. ........................      4,889,212
     249,685   Household International, Inc. ..........      9,893,768
     127,892   Houston Industries, Inc. ...............      4,108,530
      83,600   Humana, Inc. ...........................      1,489,125
      91,770   Huntington Bancshares, Inc. ............      2,758,836
      61,762   Ikon Office Solutions, Inc. ............        528,837
     135,692   Illinois Tool Works, Inc. ..............      7,870,136
      84,179   IMS Health Incorporated ................      6,350,253
      75,266   Inco, Ltd. .............................        794,997
      90,446   Ingersoll-Rand Co. .....................      4,245,309
     863,728   Intel Corp. ............................    102,405,751
     477,382   International Business Machines Corp. ..     88,196,324
      63,387   International Flavors & Fragrances, Inc.      2,800,913
     157,744   International Paper Co. ................      7,068,903
      77,760   The Interpublic Group of Companies, Inc.      6,201,360
      52,223   ITT Industries * .......................      2,075,864
     135,550   J.C. Penney Co., Inc. ..................      6,353,906
      47,765   Jefferson-Pilot Corp. ..................      3,582,375
     697,296   Johnson & Johnson ......................     58,485,702
      35,354   Johnson Controls, Inc. .................      2,085,886
       7,639   Jostens, Inc. ..........................        200,046
      17,545   Kaufman & Broad Home Corp. .............        504,419
     212,714   Kellogg Co. ............................      7,258,865
      30,732   Kerr-McGee Corp. .......................      1,175,499
     242,800   KeyCorp ................................      7,769,600
     293,406   Kimberly Clark Corp. ...................     15,990,627
      32,912   King World Productions, Inc.* ..........        968,847
      50,100   KLA/Tencor Corporation * ...............      2,173,088
     236,503   Kmart Corporation * ....................      3,621,452
      51,926   Knight-Ridder, Inc. ....................      2,654,717
      79,700   Kohl's Corporation * ...................      4,896,569
     132,520   The Kroger Co. .........................      8,017,460
     118,000   Laidlaw, Inc. ..........................      1,187,375
      69,700   Lehman Brothers, Inc. ..................      3,071,156
      99,860   The Limited, Inc. ......................      2,908,423
      58,210   Lincoln National Corp. .................      4,762,306
      34,803   Liz Claiborne, Inc. ....................      1,098,470
     107,145   Lockheed Martin Corp. ..................      9,080,539
      53,400   Loews Corporation ......................      5,246,550
      18,026   Longs Drug Stores, Inc. ................        675,975
      66,958   Louisiana-Pacific Corp. ................      1,226,168
     180,088   Lowe's Companies, Inc. .................      9,218,255
      75,800   LSI Logic Corporation * ................      1,222,275
     679,982   Lucent Technologies, Inc. ..............     74,798,020
      49,202   Mallinckrodt Group, Inc. ...............   $  1,516,037
     130,380   Marriott International .................      3,781,020
     141,486   Marsh and McLennan .....................      8,268,088
     173,022   Masco Corp. ............................      4,974,383
     161,465   Mattel, Inc. ...........................      3,683,420
     127,898   May Department Stores Co. ..............      7,721,842
      51,712   Maytag Corp. ...........................      3,219,072
      49,300   MBIA, Inc. .............................      3,232,231
     385,187   MBNA Corp. .............................      9,605,601
      25,887   McDermott International, Inc. ..........        639,085
     349,914   McDonald's Corp. .......................     26,812,160
      50,930   McGraw-Hill, Inc. ......................      5,188,494
     916,631   MCI WorldCom, Inc. .....................     65,768,274
      57,702   Mead Corp. .............................      1,691,390
     316,828   MediaOne Group * .......................     14,890,916
     236,304   Medtronic, Inc. ........................     17,545,572
     139,524   Mellon Bank Corp. ......................      9,592,275
      66,600   Mercantile Bancorporation, Inc. ........      3,071,925
     616,097   Merck & Co., Inc. ......................     90,989,826
      18,772   Meredith Corp. .........................        710,990
           1   Meritor Automotive, Inc. ...............             21
     180,576   Merrill Lynch & Co., Inc. ..............     12,053,448
      62,500   MGIC Investment Corp. ..................      2,488,281
     120,700   Micron Technology, Inc. ................      6,102,894
   1,294,700   Microsoft Corporation * ................    179,558,706
      13,647   Milacron, Inc. .........................        262,705
      19,792   Millipore Corp. ........................        562,835
     205,778   Minnesota Mining & Manufacturing Co. ...     14,635,960
     105,000   Mirage Resorts Incorporated * ..........      1,568,438
     403,342   Mobil Corp. ............................     35,141,172
     311,720   Monsanto Co. ...........................     14,806,700
      25,179   Moore Corporation Ltd. .................        276,969
     298,833   Morgan Stanley Dean Witter
               Discover & Co. .........................     21,217,143
      90,460   Morgan (J.P.) & Co., Inc. ..............      9,503,954
      83,306   Morton International, Inc. .............      2,040,997
     310,442   Motorola, Inc. .........................     18,956,365
       3,627   NACCO Industries, Inc. - Class A .......        333,684
      28,325   Nalco Chemical Company .................        878,075
     171,400   National City Corp. ....................     12,426,500
      77,126   National Semiconductor Corp. * .........      1,041,201
      21,726   National Service Industries, Inc. ......        825,588
      34,158   Navistar International Corporation .....        973,503
      55,200   New Century Energies, Inc. .............      2,691,000
      90,668   New York Times Co. - Class A ...........      3,145,046
      71,258   Newell Co. .............................      2,939,393
      85,710   Newmont Mining Corp. ...................      1,548,137
     140,900   Nextel Communications, Inc. - Class A *.      3,328,763
      72,242   Niagara Mohawk Power Corporation .......      1,164,902
      24,769   NICOR, Inc. ............................      1,046,490
     105,148   Nike, Inc. .............................      4,265,066
      82,958   Nordstrom, Inc. ........................      2,877,606
     192,753   Norfolk Southern Corp. .................      6,107,861
      53,888   Northern States Power Company ..........      1,495,392
     343,562   Northern Telecom Ltd. ..................     17,221,045
      60,300   Northern Trust Corp. ...................      5,264,944
      39,479   Northrop Grumman Corp. .................      2,886,902

                       See Notes to Financial Statements.
                                       12

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                       Value
 ------              -----------                       -----

    176,292   Novell, Inc.* .....................   $ 3,195,293
     48,694   Nucor Corp. .......................     2,106,016
    178,914   Occidental Petroleum Corp. ........     3,019,174
     82,900   Omnicom Group, Inc. ...............     4,808,200
     13,991   Oneok, Inc. .......................       505,425
    495,156   Oracle Corporation * ..............    21,353,603
     48,279   Oryx Energy Company ...............       648,749
     33,750   Owens Corning .....................     1,196,016
     91,600   Owens-Illinois, Inc. * ............     2,805,250
     42,080   Paccar, Inc. ......................     1,730,540
    153,789   Pacificorp ........................     3,239,181
     64,164   Pall Corp. ........................     1,624,151
    162,000   Parametric Technology Corporation *     2,652,750
     64,714   Parker-Hannifin Corp. .............     2,119,384
     89,800   Paychex, Inc. .....................     4,619,088
    117,284   PECO Energy .......................     4,881,947
          9   PennzEnergy Company ...............           147
     17,055   People's Energy Corp. .............       680,068
    112,500   PeopleSoft, Inc.* .................     2,130,469
     26,712   Pep Boys (Manny Moe & Jack) .......       419,045
    752,794   Pepsico, Inc. .....................    30,817,504
     26,925   Perkin Elmer Corp. ................     2,626,870
    669,028   Pfizer, Inc. ......................    83,921,200
    221,105   PG & E Corp. ......................     6,964,808
    262,832   Pharmacia & Upjohn, Inc. ..........    14,882,862
     26,508   Phelps Dodge Corporation ..........     1,348,595
  1,260,198   Philip Morris Companies ...........    67,420,593
    116,806   Phillips Petroleum Co. ............     4,978,856
    101,420   Pioneer Hi-Bred International, Inc.     2,738,340
    143,896   Pitney Bowes, Inc. ................     9,506,130
    106,404   Placer Dome, Inc. .................     1,223,646
    158,333   PNC Bank Corp. ....................     8,569,774
     36,182   Polaroid Corp. ....................       676,151
     13,301   Potlatch ..........................       490,474
     91,642   PPG Industries, Inc. ..............     5,338,146
     71,007   P.P.& L. Resources, Inc. ..........     1,979,320
     82,615   Praxair, Inc. .....................     2,912,179
    688,740   Procter & Gamble Co. ..............    62,890,571
     39,950   Progressive Corporation of Ohio ...     6,766,531
     63,900   Provident Companies, Inc. .........     2,651,850
     73,397   Providian Financial Corp. .........     5,504,775
    130,994   Public Service Enterprise Group ...     5,239,760
     20,632   Pulte Corp. .......................       573,828
     70,384   Quaker Oats Co. ...................     4,187,848
    146,015   Ralston Purina Group ..............     4,727,236
     49,976   Raychem Corp. .....................     1,614,850
    175,214   Raytheon Co. - Class B ............     9,330,146
     25,029   Reebok International Ltd. .........       372,306
    127,770   Regions Financial Corp. ...........     5,150,728
     67,100   Republic New York Corp. ...........     3,057,244
     45,849   Reynolds Metals Co. ...............     2,415,669
    131,302   Rite Aid Corp. ....................     6,507,655
    168,000   RJR Nabisco Holdings Corp. ........     4,987,500
    103,224   Rockwell International Corp. ......     5,012,816
     98,377   Rohm & Haas Co. ...................     2,963,607
     39,100   Rowan Companies, Inc.* ............       391,000
  1,109,204   Royal Dutch Petroleum Co. .........    53,103,141
     63,552   R.R. Donnelley & Sons Co. .........   $ 2,784,372
     78,502   Rubbermaid, Inc. ..................     2,467,907
     16,011   Russell Corp. .....................       325,223
     34,017   Ryder Systems, Inc. ...............       884,442
     70,502   Safeco ............................     3,027,180
    256,800   Safeway, Inc. * ...................    15,648,750
    478,654   Sara Lee Corp. ....................    13,492,060
  1,031,528   SBC Communications, Inc. ..........    55,315,689
    757,232   Schering-Plough Corp. .............    41,837,068
    275,962   Schlumberger Ltd. .................    12,728,747
     36,238   Scientific-Atlanta, Inc. ..........       826,679
    133,100   Seagate Technology, Inc.* .........     4,026,275
    187,637   Seagram Co. Ltd. ..................     7,130,206
     47,005   Sealed Air Corporation ............     2,400,193
    201,409   Sears, Roebuck & Co. ..............     8,559,883
    121,414   Sempra Energy .....................     3,080,880
    138,092   Service Corp. International .......     5,256,127
     10,974   Shared Medical Systems Corp. ......       547,328
     87,974   Sherwin-Williams Company ..........     2,584,236
     59,500   Sigma Aldrich Corp. ...............     1,747,813
    109,115   Silicon Graphics, Inc. * ..........     1,404,856
     95,100   SLM Holding Corp. .................     4,564,800
     39,794   Snap-On Tools Corp. ...............     1,385,329
     58,000   Solectron Corporation * ...........     5,390,375
     48,110   Sonat, Inc. .......................     1,301,977
    386,658   Southern Co. ......................    11,237,248
    161,700   Southwest Airlines Co. ............     3,628,144
      5,604   Springs Industries, Inc. - Class A .      232,216
    168,982   Sprint Corporation .................   14,215,611
    220,491   Sprint PCS * .......................    5,098,854
     37,388   St. Jude Medical, Inc. * ...........    1,035,180
    121,928   St. Paul Companies, Inc. ...........    4,236,998
     39,330   Stanley Works ......................    1,091,408
    145,100   Staples, Inc.* .....................    6,339,056
     76,700   State Street Corp. .................    5,335,444
     93,800   Summit Bancorp .....................    4,097,888
    202,856   Sun Microsystems, Inc. * ...........   17,369,545
    104,100   SunAmerica, Inc. ...................    8,445,113
     41,245   Sunoco, Inc. .......................    1,487,398
    163,460   Suntrust Banks, Inc. ...............   12,504,690
     63,640   SuperValu, Inc. ....................    1,781,920
    116,350   Synovus Financial Corp. ............    2,836,031
    175,020   Sysco Corporation ..................    4,802,111
     56,166   Tandy Corp. ........................    2,313,337
     36,707   Tektronix, Inc. ....................    1,103,504
    246,960   Tele-Communications, Inc. - Class A *  13,659,975
    100,000   Tellabs, Inc.* .....................    6,856,250
     28,622   Temple Inland, Inc. ................    1,697,642
    156,810   Tenet Healthcare Corporation .......    4,116,263
     88,034   Tenneco, Inc. ......................    2,998,658
    280,322   Texaco, Inc. .......................   14,822,026
    202,956   Texas Instruments, Inc. ............   17,365,423
    158,227   Texas Utilities Co. ................    7,387,223
     77,006   Textron, Inc. ......................    5,847,643
     95,100   Thermo Electron Corporation * ......    1,610,756
     38,000   Thomas & Betts Corp. ...............    1,645,875
    569,430   Time Warner, Inc. ..................   35,340,249

                       See Notes to Financial Statements.
                                       13


--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------

 Shares              Description                                Value
 ------              -----------                                -----

     28,529   Times Mirror Co. - Class A ..............   $    1,597,624
     24,796   Timken Company ..........................          468,025
    189,516   TJX Companies, Inc. .....................        5,495,964
     63,468   Torchmark Corp. .........................        2,241,214
    156,218   Toys 'R' Us, Inc.* ......................        2,636,179
     28,243   Transamerica Corporation ................        3,262,067
     53,596   Tribune Company .........................        3,537,336
     81,999   Tricon Global Restaurants, Inc. * .......        4,110,200
     61,792   TRW, Inc. ...............................        3,482,052
     27,396   Tupperware Corp. ........................          450,322
    339,870   Tyco International Ltd. .................       25,638,943
    269,255   U.S. West Incorporated ..................       17,400,604
    394,737   U.S. Bancorp ............................       14,013,164
    138,825   Unicom Corporation ......................        5,353,439
    323,868   Unilever NV .............................       26,860,802
     36,203   Union Camp Corp. ........................        2,443,703
     68,552   Union Carbide Corporation ...............        2,913,460
    130,847   Union Pacific Corp. .....................        5,896,293
    146,248   Union Pacific Resources Group, Inc. .....        1,325,373
     64,900   Union Planters Corporation ..............        2,940,781
    121,599   Unisys Corporation ......................        4,187,566
     93,500   United Healthcare Corp. .................        4,026,344
    113,512   United Technologies Corp. ...............       12,344,430
    127,837   Unocal Corp. ............................        3,731,242
     61,800   UNUM Corp. ..............................        3,607,575
     42,715   US Airways Group, Inc.* .................        2,221,180
     96,207   UST, Inc. ...............................        3,355,219
    154,864   USX Marathon Group ......................        4,665,278
     61,577   USX - U.S. Steel Group ..................        1,416,271
     65,730   V.F. Corporation ........................        3,081,094
    148,249   Viacom, Inc. - Class B ..................       10,970,426
    113,910   Wachovia Corp. ..........................        9,960,006
  1,157,848   Wal-Mart Stores, Inc. ...................       94,292,246
    257,268   Walgreen Co. ............................       15,066,257
  1,064,071   Walt Disney Company .....................       31,922,130
    428,458   Warner-Lambert Company ..................       32,214,686
    321,022   Washington Mutual, Inc. .................       12,259,028
    287,956   Waste Management, Inc. ..................       13,425,949
    853,636   Wells Fargo Company .....................       34,092,088
     75,762   Wendy's International, Inc. .............        1,652,559
     39,960   Westvaco Corporation ....................        1,071,428
    103,894   Weyerhaeuser Co. ........................        5,279,114
     33,439   Whirlpool Corp. .........................        1,851,685
     43,700   Willamette Industries, Inc. .............        1,463,950
    243,136   Williams Companies, Inc. ................        7,582,804
     66,580   Winn-Dixie Stores, Inc. .................        2,987,778
     46,892   Wm. Wrigley, Jr. Company ................        4,199,765

 Shares              Description                                Value
 ------              -----------                                -----

     31,279   Worthington Industries, Inc. ............   $      390,988
     35,649   W. R. Grace & Co. * .....................          559,244
     48,330   W.W. Grainger, Inc. .....................        2,011,736
    169,635   Xerox Corp. .............................       20,016,930
                                                          --------------
                 Total Common Stocks (Cost $3,244,951,024) 5,146,921,230
                                                          --------------

           SHORT TERM INSTRUMENTS - 0.7%

           Mutual Fund - 0.6%
 33,163,964  BT Institutional Cash Management
             Fund .....................................       33,163,964
                                                            ------------

Principal
 Amount
 ------
           U.S. Treasury Bills - 0.1%
$   330,000           3.906%, 1/14/99** ...............          329,529
  5,535,000            4.70%, 1/14/99** ...............        5,526,511
                                                            ------------
                                                               5,856,040
                                                            ============
Total Short Term Instruments (Cost $39,020,004)               39,020,004
                                                           -------------
Total Investments  (Cost $3,283,971,028)......... 99.7%    5,185,941,234
Other Assets Less Liabilities....................  0.3%       14,563,176
                                                ------      ------------
Total Net Assets.................................100.0%   $5,200,504,410
                                                ======     =============

---------------
* Non-income producing security
** Held as collateral for futures contracts.

                       See Notes to Financial Statements.
                                       14

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME

   Dividends (net of foreign withholding tax of $284,044) ................   $  56,672,952
   Interest ..............................................................       4,806,144
                                                                             -------------
TOTAL INVESTMENT INCOME ..................................................      61,479,096
                                                                             -------------
EXPENSES
   Advisory Fees .........................................................       3,186,503
   Administration and Services Fees ......................................         676,625
   Professional Fees .....................................................          46,189
   Miscellaneous .........................................................           4,344
                                                                             -------------
   Total Expenses ........................................................       3,913,661
   Less: Expenses absorbed by Bankers Trust ..............................        (799,296)
                                                                             -------------
      Net Expenses .......................................................       3,114,365
                                                                             -------------
NET INVESTMENT INCOME ....................................................      58,364,731
                                                                             -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ........................      33,524,253
   Net Realized Gain from Futures Transactions ...........................       1,750,435
   Net Change in Unrealized Appreciation/Depreciation on Investments .....     894,561,271
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts         528,247
                                                                             -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ....     930,364,206
                                                                             -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $ 988,728,937
                                                                             =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE            FOR THE
                                                                                YEAR ENDED         YEAR ENDED
                                                                             DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                            ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .................................................   $    58,364,731    $    42,706,376
   Net Realized Gain from Investment Transactions and Futures Transactions        35,274,688
                                                                                                     95,286,448
   Net Change in Unrealized Appreciation/Depreciation
     of Investments and Futures Contracts ................................       895,089,518        528,775,836
                                                                             ---------------    ---------------
Net Increase in Net Assets from Operations ...............................       988,728,937        666,768,660
                                                                             ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ........................................     2,853,940,069      1,462,422,481
   Value of Capital Withdrawn ............................................    (1,445,251,067)    (1,251,328,236)
                                                                             ---------------    ---------------
Net Increase in Net Assets from Capital Transactions .....................     1,408,689,002        211,094,245
                                                                             ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .............................................     2,397,417,939        877,862,905
NET ASSETS
   Beginning of Year .....................................................     2,803,086,471      1,925,223,566
                                                                             ---------------    ---------------
   End of Year ...........................................................   $ 5,200,504,410    $ 2,803,086,471
                                                                             ===============    ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for periods indicated for the Equity 500 Index Portfolio.


                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------------
                                                       1998         1997         1996         1995          1994
                                                     --------     --------     --------     --------      --------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .........   $ 5,200,504    $2,803,086   $1,925,224  $ 1,080,736    $559,772
   Ratios to Average Net Assets:
   Net Investment Income .......................          1.50%         1.76%        2.20%        2.52%       2.84%
   Expenses ....................................          0.08%         0.08%        0.10%        0.10%       0.10%
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust.          0.02%         0.07%        0.05%        0.05%       0.06%
Portfolio Turnover Rate ........................             4%           19%          15%           6%         21%

                       See Notes to Financial Statements.
                                       16

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Administration and Services fee was .05% on an annual basis. For the year ended December 31, 1998, Administration and Services fees amounted to $676,625, of which $21,178 was payable at the end of the year.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the year ended December 31, 1998, advisory fees amounted to $3,186,503, of which $309,104 was payable at the end of the year.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $4,490,254 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively, the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

For the year ended December 31, 1998, the Portfolio paid affiliated brokerage commissions of $333.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $1,607,662,962 and $153,777,789, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $3,302,071,681. The aggregate gross unrealized appreciation was $1,914,790,859, and the aggregate gross unrealized depreciation was $69,941,234 for all investments as of December 31, 1998. Payable for securities purchased at December 31, 1998 amounted to $58,369,160.

NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 1998 is as follows:

                                                       MARKET        UNREALIZED
TYPE OF FUTURE   EXPIRATION    CONTRACTS    POSITION   VALUE        APPRECIATION
--------------   ----------    ---------    --------   ------       ------------
S&P 500 Index
   Futures      March 1999       334          Long    $100,118,660   $81,600

At December 31, 1998, the Portfolio segregated $5,856,040 to cover margin requirements on open futures contracts.

NOTE 5--NET ASSETS

Paid-in Capital ..........................................        $3,297,393,868
Net Unrealized Appreciation on Investments
  and Futures ............................................         1,903,110,542
                                                                  --------------
Total Net Assets .........................................        $5,200,504,410
                                                                  ==============

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

BT INSTITUTIONAL FUNDS
EQUITY 500 INDEX FUND

INVESTMENT ADVISOR AND ADMINISTRATOR OF THE PORTFOLIO
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                               ------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                               ------------------

                                                                Cusip #055924500
                                                                STA81200 (12/98)